COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 02, 2021	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2025	Apr. 01, 2024	Apr. 01, 2023	Jun. 02, 2022	Mar. 18, 2022	Mar. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued expenses		$ 395,714	$ 247,155
Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued for past services	843,288
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Salaries payable		142,424	1
Chief Operating Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Salaries payable		121,092	145,844
Chief Technology Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Salaries payable		$ 0	$ 0
Chief Technology Officer [Member] | Termination Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reimbursable expenses									$ 11,144
Accrued expenses									$ 130,451
2017 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		3,547,788
2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		3,080,000	2,980,000
2022 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance								20,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized		20,000,000
2022 Stock Incentive Plan [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock granted		7,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				3,000,000	2,500,000	1,500,000
2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized		5,000,000
2019 Stock Incentive Plan [Member] | April 12023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							1,500,000
2019 Stock Incentive Plan [Member] | April 12024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							2,500,000
2019 Stock Incentive Plan [Member] | April 12025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							3,000,000
2019 Stock Incentive Plan [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized		7,000,000